Note 24 - Share-based Payments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
24.	SHARE-BASED PAYMENTS

There are different stock option and share-based payment programs which allow the employees and senior management from the Company and its subsidiaries to acquire (through of exercise of the stock option) or to receive shares of the Company. For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS
2
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option.

This current model of stock option, ruled by the Stock Option Plan of the Company (“Stock Option Plan”), includes two
types of grants: (I) Grant
1
- the beneficiary, depending on the case, can be allocated
30%,
40%,
60%,
70%
or
100%
of the amount related to the profit share received by them in the year, to the immediate exercise of options, thus acquiring the corresponding shares of the Company, which are transferred to third
parties, or the Company will only be allowed after the
five
-year period from the date of exercise of the options; and (II) Grant
2
- the beneficiary
may
exercise the options after a
five
-year grace period, for a period of
five
years.

In addition, the Company has implemented a Share-Based Payment Plan (“Share-Based Plan”) under which certain employees and members of the management of the Company or its subsidiaries are eligible to receive shares of the Company including in the form of ADRs. The shares that are subject to the Share-Based Plan are designated as "restricted shares".

Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management, considered as having “high potential,” the Company grants, under the Share-Based Plan, shares to be delivered in the future divided into two
separate lots – Lot A and Lot B, which will be delivered to the participants of the relevant program, subject to maturity periods of five
and
ten
years, respectively.

The weighted average fair value of the options and assumptions used when applying the Company’s option pricing model of
2019,
2018
and
2017
grants are as follow:

In R$, except when otherwise indicated	2019	(i)	2018	(i)	2017	(i)

Fair value of options granted	4.50		5.62		6.51
Share price	17.66		18.04		19.80
Exercise price	17.66		18.04		19.80
Expected volatility	23.8%		26.2%		26.7%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	7.8	% (ii)	9.6	% (ii)	10.1	% (ii)

(i)     Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii) The percentages include the grants of stock options and ADRs during the period, in which the risk-free interest rate of ADRs are calculated in U.S. dollar.

The total number of outstanding options developed as follows:

Thousand options	2019	2018	2017

Options outstanding at January 1 st	141,328	135,221	131,244
Options issued during the period	24,593	19,899	20,435
Options exercised during the period	(7,849)	(9,988)	(13,548)
Options forfeited during the period	(16,336)	(3,804)	(2,910)
Options outstanding at ended year	141,736	141,328	135,221

The range of exercise prices of the outstanding options is from
R$0.001
(
R$0.001
as at
December 31, 2018
and
R$0.001
as at
December 31, 2017)
to
R$34.37
(
R$27.43
as at
December 31, 2018
and
R$26.09
as at
December 31, 2017)
and the weighted average remaining contractual life is approximately
6.33
years (
6.27
years as at
December 31, 2018
and
6.40
years as at
December 31, 2017).

Of the
141,736
thousand outstanding options (
141,328
thousand as at
December 31, 2018),
46,640
thousand options were vested as at
December 31, 2019 (
55,538
thousand as at
December 31, 2018).

The weighted average exercise price of the options is as follows:

In R$ per share	2019	2018	2017

Options outstanding at January 1 st	16.16	15.27	13.87
Options issued during the period	18.05	18.04	19.82
Options forfeited during the period	21.24	18.55	17.88
Options exercised during the period	9.07	7.47	5.81
Options outstanding at the end of the period	18.53	16.16	15.27
Options exercisable at the end of the period	19.12	2.25	3.78

For the options exercised during
2019,
the weighted average share price as at the exercise date was
R$18.68
(
R$21.83
as at
December 31, 2018).

To settle the exercised stock options, the Company
may
use treasury shares. The current limit of authorized capital is considered sufficient to meet all stock option plans if the issue of new shares is required to meet the grants awarded under the Programs.

During the period, the Company granted deferred stocks under the stock option plan (as at
December 2018,
426,000
deferred stocks was granted related to the exercise of stock options granted in the previous years, and such shares were valued based on the share price of the trading session immediately prior to the stock option grant, representing a fair value of
R$7.5
).

During the period, the Company granted
11,838
thousand restricted shares under the Share-Based Plan (
13,055
thousand as at
December 31, 2018),
which are valued based on the share price of the trading session immediately prior to the grant of shares, representing a fair value of approximately
R$208.1
as at
December 31, 2019 (
R$239.1
as at
December 31, 2018).
Such restricted share units are subject to a grace period of five
years counted from the date of the grant.

The total number of shares purchased or granted, as the case may
be,  under the Stock Option Plan and Share-Based Plan by employees, the delivery of which will be performed in the future under certain conditions (deferred stock and restricted shares), as demonstrated below:

Thousand deferred shares	2019	2018	2017

Deferred shares outstanding at January 1 st	12,308	16,300	19,260
New deferred shares during the period	208	426	794
Deferred shares granted during the period	(4,167)	(3,429)	(2,874)
Deferred shares forfeited during the period	(423)	(989)	(880)
Deferred shares outstanding at the end of the year	7,926	12,308	16,300

Thousand deferred shares	2019	2018	2017

Restricted shares outstanding at January 1st	12,656	–	–
New restricted shares during the period	11,838	13,055	–
Restricted shares granted during the period	–	(296)	–
Restricted shares forfeited during the period	(658)	(103)	–
Deferred shares outstanding at the end of the year	23,836	12,656	–

Additionally, certain employees and manager of the Company received options to acquire AB-Inbev shares, the compensation cost of which are recognized in the income statement against equity.

The transactions with share-based payments described above generated an expense of
R$219.2
in the year ended
December 31, 2019 (
R$162.7
and
R$236.9
for the years ended
December 31, 2018
and
2017,
respectively), recorded as administrative expenses.